Restatement of Prior Period Financial Statements	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Restatement of Prior Period Financial Statements [Abstract]
Restatement of Prior Period Financial Statements

Note 3 — Restatement of Prior Period Financial Statements

Our financial statements for the three and nine months ended December 31, 2015 have been restated. On July 11, 2016, our Board of Directors determined that the transactions under the Agreement (as defined below) were erroneously accounted for as a reverse acquisition for accounting purposes and that OCHL was improperly included in consolidation as our subsidiary. OCHL should have been reflected as an investment accounted for under the equity method of accounting. This determination was based on an analysis by our management that we did not have sufficient control of OCHL at the date of the transaction in accordance with the current accounting rules. Therefore, our results for the three and nine months ended December 31, 2015 previously reported in our Quarterly Report on Form 10-Q filed on February 22, 2016 are being restated herein to properly present the Merger (as defined below) and our former investment in OCHL on the equity basis of accounting and correct the prior period for other errors.

Specifically, on April 28, 2014, we entered into an Agreement and Plan of Merger (the “Agreement”), by and among our Company, Loton Acquisition Sub I, Inc., a Delaware corporation and our wholly-owned subsidiary (“Acquisition Sub”), and KOKO (Camden) Holdings (US), Inc. (“KOKO Parent”), a Delaware corporation and wholly-owned subsidiary of JJAT Corp. (“JJAT”), a Delaware corporation wholly-owned by Robert Ellin, our Executive Chairman, President, a director and controlling stockholder), and his affiliates (the “Merger”). As a result of the Merger, KOKO Parent became our wholly-owned subsidiary, and our then primary business became that of KOKO Parent and its subsidiaries, KOKO (Camden) Limited, a private limited company registered in England and Wales (“KOKO UK”), which owned 50% of OCHL, which in turn wholly-owns its operating subsidiary OBAR Camden. Upon the closing of the Merger, pursuant to the terms of the Merger Agreement, KOKO Parent’s former sole shareholder, JJAT, received 58,000,000 shares of our common stock. Since both we and JJAT were controlled by Mr. Ellin at the time of the consummation of the Merger, this reverse merger transaction should have been accounted for as a transaction between entities under common control. Accordingly, this equity method investment should have been initially measured on our financial statements at JJAT’s historical basis of $4.2 million.

As discussed in Note 4 — Equity Investments in OCHL, in connection with the Settlement Transactions with Mr. Oliver Bengough, on December 1, 2016 and effective as of November 24, 2016, we sold our 50% interest in OCHL, representing our ownership in the nightclub and live music venue “KOKO” in Camden, London, England, for approximately $2.18 million.

Loton, Corp
Condensed Consolidated Statements of Operations (Unaudited)

	Originally Filed, Three months ended December 31, 2015	Effect of Deconsolidation of OCHL	Pro Forma After Deconsolidation, December 31, 2015	Equity Treatment, Investment in OCHL	As Restated, Three months ended December 31, 2015 (unaudited)	Notes
Revenues	$2,185,959	$(2,185,959)	$—	$—	$—	(1)

Cost of Revenue	280,110	(280,110)	—	—	—	(1)

Gross Margin	1,905,849	(1,905,849)	—	—	—

Operating Expenses
Selling, general and administrative	2,242,064	(1,878,761)	363,303	—	363,303	(1)
Related party expenses	120,331	(30,331)	90,000	—	90,000	(1)
Total operating expenses	2,362,395	(1,909,092)	453,303	—	453,303

Income (loss) from operations	(456,546)	3,243	(453,303)	—	(453,303)

Other income (expense)
Interest income (expense), net	(28,874)	(20,391)	(49,265)	—	(49,265)	(1)
Earnings from investment	—	—	—	188,178	188,178	(2)
Other (income) expense, net	(28,874)	(20,391)	(49,265)	188,178	138,913

Net income (loss) before income taxes	(485,420)	(17,148)	(502,568)	188,178	(314,390)

Income tax provision	82,544	(82,544)	—	—	—	(1)

Net income (loss) before non-controlling interest	(567,964)	65,396	(502,568)	188,178	(314,390)

Net income (loss) attributable to non-controlling interest	190,497	(190,497)	—	—	—	(1)

Net income (loss) attributable to Loton Corp stockholders	(758,461)	255,893	(502,568)	188,178	(314,390)

Other comprehensive income (loss) attributable to Loton Corp stockholders	(2,319)	2,319	—	—	—

Comprehensive income (loss)	$(760,780)	$258,212	$(502,568)	$188,178	$(314,390)

Earnings Per Share:
– basic and diluted	$(0.01)		$(0.01)		$(0.00)
Weighted average common shares outstanding:
– basic and diluted	91,846,946		91,846,946		91,846,946

Notes:

(1)      To remove balances of previously consolidated investment

(2)      To reflect investment in OCHL under equity method

Loton, Corp
Condensed Consolidated Statements of Operations (Unaudited)

	Originally Filed, Nine months ended December 31, 2015	Effect of Deconsolidation of OCHL	Pro Forma After Deconsolidation, December 31, 2015	Equity Treatment, Investment in OCHL	As Restated, Nine months ended December 31, 2015 (unaudited)	Notes
Revenues	$5,322,665	$(5,322,665)	$—	$—	$—	(1)

Cost of Revenue	734,179	(734,179)	—	—	—	(1)

Gross Margin	4,588,486	(4,588,486)	—	—	—

Operating Expenses
Selling, general and administrative	7,073,377	(4,181,431)	2,891,946	—	2,891,946	(1)
Related party expenses	362,578	(92,578)	270,000	—	270,000	(1)
Total operating expenses	7,435,955	(4,274,009)	3,161,946	—	3,161,946

Income (loss) from operations	(2,847,469)	(314,477)	(3,161,946)	—	(3,161,946)

Other income (expense)
Interest income (expense), net	(120,965)	54,135	(66,830)	—	(66,830)	(1)
Earnings from investment	—	—	—	268,090	268,090	(2)
Other income (expense), net	(120,965)	54,135	(66,830)	268,090	201,260
			—
Net income (loss) before income taxes	(2,968,434)	(260,342)	(3,228,776)	268,090	(2,960,686)

Income tax provision	180,353	(180,353)	—	—	—	(1)

Net income (loss) before non-controlling interest	(3,148,787)	(79,989)	(3,228,776)	268,090	(2,960,686)

Net income (loss) attributable to non-controlling interest	266,786	(266,786)	—	—	—	(1)

Net income (loss) attributable to Loton Corp stockholders	(3,415,573)	186,797	(3,228,776)	268,090	(2,960,686)

Other comprehensive income (loss) attributable to Loton Corp stockholders	1,304	(1,304)	—	—	—
			—
Comprehensive income (loss)	$(3,414,269)	$185,493	$(3,228,776)	$268,090	$(2,960,686)

Earnings Per Share:
– basic and diluted	$(0.04)		$(0.04)		$(0.03)
Weighted average common shares outstanding:
– basic and diluted	90,597,462		90,597,462		90,597,462

Notes:

(1)      To remove balances of previously consolidated investment

(2)      To reflect investment in OCHL under equity method

Loton, Corp
Condensed Consolidated Statements of Cash Flows (Unaudited)

	Originally Filed, December 31, 2015	Effect of deconsolidation of OCHL(1)	Equity Treatment, Investment in OCHL(2)	As Restated, December 31, 2015
Cash Flows from Operating Activities:
Net loss	$(3,148,787)	$188,101	$—	$(2,960,686)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	105,141	(102,354)	—	2,787
Common stock issued for services	998,125	(30,312)	—	967,813
Warrants issued for compensation	—	—	—	—
Equity in earnings of OCHL	—	—	(268,090)	(268,090)
Changes in operating assets and liabilities:
(Increase)/Decrease in current assets	159,719	(191,469)	—	(31,750)
(Increase)/Decrease in prepaid expenses	134,472	(133,662)	—	810
(Increase)/Decrease in note receivable – related party	152,415	(152,415)	—	—
Decrease/(Increase) in current liabilities, net	38,373	332,350	—	370,723
Net cash used in operating activities	(1,560,542)	(89,761)	(268,090)	(1,918,393)

Cash Flows from Investing Activities:
Purchases of fixed assets	(61,396)	61,396	—	—
Net cash used in investing activities	(61,396)	61,396	—	—

Cash Flows from Financing Activities:
Advances from (repayments to) related parties	(28,026)	—	—	(28,026)
Proceeds from notes payable, related party	1,924,000	—	—	1,924,000
Proceeds from warrant exercise	6,813	—	—	6,813
Proceeds from issuance of common stock	612,500	—	—	612,500
Repayment of note payable, related party	(439,500)	—	—	(439,500)
Net cash provided by financing activities	2,075,787	—	—	2,075,787

Effect of exchange rate changes on cash	(6,246)	6,246	—	—

Net Increase/(Decrease) in cash	447,603	(22,119)	(268,090)	157,394

Cash, beginning of period	866,950	(830,829)	—	36,121

Cash, end of period	$1,314,553	$(852,948)	$(268,090)	$193,515

Notes:

(1)      To remove balances of previously consolidated investment.

(2)      To reflect investment in OCHL under equity method.

Note 3 — Restatement of Prior Period Financial Statements

The financial statements for the year ended March 31, 2015 have been restated. On July 11, 2016, our Board of Directors, determined that the Merger was erroneously accounted for as a reverse acquisition for accounting purposes and that OCHL was improperly included in consolidation as our subsidiary. OCHL should have been reflected as an investment accounted for under the equity method of accounting. This determination was based on an analysis by our management that we did not have sufficient control of OCL at the date of the transaction in accordance with the current accounting rules. Therefore, this registration statement on Form S-1 contains our financial statements for the fiscal year ended March 31, 2016 and restated financial statements for the fiscal year ended March 31, 2015 that properly present the Merger and our investment in OCHL on the equity basis of accounting and correct the prior period for other errors.

Specifically, on April 28, 2014, the Company consummated an Agreement and Plan of Merger (the “Agreement”), by and among the Company, Loton Acquisition Sub I, Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“Acquisition Sub”), and KOKO (Camden) Holdings (US), Inc. (“KOKO Parent”), a Delaware corporation and wholly-owned subsidiary of JJAT Corp. (“JJAT”), a Delaware corporation wholly-owned by Robert Ellin, the Company’s Executive Chairman, President, Director and controlling shareholder, and his affiliates (the “Merger”). As a result of the Merger, KOKO Parent became a wholly-owned subsidiary of the Company, and the Company’s then primary business became that of KOKO Parent and its subsidiaries, KOKO (Camden) Limited, a private limited company registered in England and Wales (“KOKO UK”) which owns 50% of OCHL, which in turn wholly-owns its operating subsidiary OBAR Camden. Upon the closing of the Merger, pursuant to the terms of the Merger Agreement, KOKO Parent’s former sole shareholder, JJAT, received 58,000,000 shares of the Company’s common stock. Since both the Company and JJAT were controlled by Mr. Ellin at the time of the consummation of the Merger, this reverse merger transaction should have been accounted for as a transaction between entities under common control. Accordingly, this equity method investment should have been initially measured on the Company’s financial statements at its then JJAT’s historical basis of $4.2 million.

In addition, certain issuances of common stock prior to March 31, 2014 were improperly recorded, and the applicable adjustments to accumulated deficit and additional paid in capital have been made herein. The effects on the previously issued financial statements are as follows:

Loton, Corp
Consolidated Balance Sheets

	Originally Filed, March 31, 2015	Effective of deconsolidation of OCHL	Equity Treatment, Investment in OCHL	As Restated, March 31, 2015	Notes
ASSETS
Current Assets
Cash	$866,951	$(830,830)	$—	$36,121	(1)
Accounts receivable	67,876	(67,876)	—	—	(1)
Inventories	161,977	(161,977)	—	—	(1)
Prepayments and other current assets	460,226	(459,416)	—	810	(1)
Deferred taxes	36,345	(36,345)	—	—	(1)
Total Current Assets	1,593,375	(1,556,444)	—	36,931

Property and Equipment, net	950,208	(939,316)	—	10,892

Intangible Assets, net	9,551	(9,551)	—	—

Investment in OCHL	—	—	4,478,962	4,478,962	(2)
Note receivable – OCHL	—	—	494,750	494,750	(2)
Total Assets	$2,553,134	$(2,505,311)	$4,973,712	$5,021,535

LIABILITIES AND EQUITY
CURRENT LIABILITIES
Accounts payable	$843,667	$(478,977)	$—	$364,690	(1)
Deferred rent, current portion	80,700	(80,700)	—	—	(1)
Income taxes payable	241,813	(241,813)	—	—	(1)
Management service obligation – related party	1,000,000	—	—	1,000,000
Note payable	—	246,086	—	246,086	(1)
Notes payable – related parties	1,701,124	(876,124)	—	825,000	(1)
VAT tax payable and payroll liabilities	202,024	(202,024)	—	—	(1)
Advances from related parties	127,467	(26,122)	—	101,345	(1)
Accrued expenses and other current liabilities	601,324	(520,221)	—	81,103	(1)
Total Current Liabilities	4,798,119	(2,179,895)	—	2,618,224
NON-CURRENT LIABILITIES
Note payable	242,498	(242,498)	—	—	(1)
Deferred rent	1,049,114	(1,049,114)	—	—	(1)
Total Non-Current Liabilities	1,291,612	(1,291,612)	—	—
Total Liabilities	6,089,731	(3,471,507)	—	2,618,224
EQUITY
Preferred stock, par value $0.001: 1,000,000 shares authorized; none issued or outstanding	—	—	—	—
Common stock, par value $0.001: 500,000,000 shares authorized; 86,551,644 and 58,000,000 shares issued and outstanding, respectively	86,552	1,718	—	88,270	(2)
Additional paid-in capital	2,396,812	10,017,456	—	12,414,268
Retained earnings (accumulated deficit)	(5,272,900)	(9,800,039)	4,973,712	(10,099,227)	(2)
Accumulated other comprehensive income (loss):		—	—	—
Foreign currency translation loss	(25,932)	25,932	—	—	(1)
Total Loton Corp. Stockholders’ Equity (Deficit)	(2,814,609)	244,208	4,973,712	2,403,311
NON-CONTROLLING INTEREST
Non-controlling interest – capital stock	1	(1)	—	—	(1)
Non-controlling interest – Retained earnings (accumulated deficit)	(696,058)	696,058	—	—	(1)
Accumulated other comprehensive income (loss):		—	—		(1)
Foreign currency translation loss	(25,931)	25,931	—	—	(1)
Total Non-Controlling Interest	(721,988)	721,988	—	—
Total Equity (Deficit)	(3,536,597)	966,196	4,973,712	2,403,311
Total Liabilities and Equity	$2,553,134	$(2,505,311)	$4,973,712	$5,021,535

Notes:

(1)      To remove balances of previously consolidated investment

(2)      To reflect investment in KoKo under equity method

Loton, Corp
Consolidated Statements of Operations

	Originally Filed, March 31, 2015	Effective of deconsolidation of OCHL	Pro forma after deconsolidation, March 31, 2015	Equity Treatment, Investment in OCHL	As Restated, March 31, 2015	Notes
Revenues	$7,436,877	$(7,436,877)	$—	$—	$—	(1)

Cost of Revenue	1,101,267	(1,101,267)	—	—	—	(2)

Gross Margin	6,335,610	(6,335,610)	—	—	—

Operating Expenses
Selling, general and administrative	7,886,823	(5,170,942)	2,715,881	—	2,715,881	(1)
Related party expenses	609,183	(82,523)	526,660	—	526,660	(1)
Total operating expenses	8,496,006	(5,253,465)	(3,242,541)	—	(3,242,541)

Income (loss) from operations	(2,160,396)	(1,082,145)	(3,242,541)	—	(3,242,541)

Other (income) expense
Compensation expense, investors	2,600,080	—	2,600,080	—	2,600,080
Interest (income) expense, net	131,707	(85,691)	46,016	—	46,016	(1)
Earnings from investment	—	—	$—	(278,962)	(278,962)	(2)
Other (income) expense, net	2,731,787	(85,691)	2,646,096	(278,962)	2,367,134

Net income (loss) before income taxes	(4,892,183)	(996,454)	$(5,888,637)	278,962	(5,609,675)

Income tax provision	261,784	261,784	—	—	—	(1)

Net income (loss) before non-controlling interest	(5,153,967)	(734,670)	(5,888,637)	(278,962)	(5,609,675)

Net income (loss) attributable to non-controlling interest	278,959	(278,959)	—	—	—	(1)

Net income (loss) attributable to Loton Corp. stockholders	(5,432,926)	(455,711)	(5,888,637)	(278,962)	(5,609,675)

Other comprehensive income (loss)
FX translation gain (loss)	(8,226)	8,226	—	—	—	(1)
FX translation gain (loss) attributable to non-controlling interest	(4,113)	4,113	—	—	—	(1)

Other comprehensive income (loss) attributable to Loton Corp stockholders	(4,113)	4,113	—	—	—

Comprehensive income (loss)	$(5,437,039)	$(451,598)	$(5,888,637)	$(278,962)	$(5,609,675)

Earnings Per Share:
– basic and diluted	$(0.07)		$(0.07)		$(0.07)
Weighted average common shares outstanding:
– basic and diluted	79,904,572				79,904,572

Notes:

(1)      To remove balances of previously consolidated investment

(2)      To reflect investment in KoKo under equity method

Loton, Corp
Consolidated Statements of Cash Flows

	Originally Filed, March 31, 2015	Effective of deconsolidation of OCHL	Equity Treatment, Investment in OCHL	As Restated, March 31, 2015	Notes
Cash Flows from Operating Activities				(as Restated)
Net loss	$(5,153,967)	$(455,708)	$—	$(5,609,675)	(1)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	173,785	(170,737)	—	3,048	(1)
Common stock issued for services	934,795	36,666	—	971,461	(1)
Warrants issued for compensation	2,600,080	—	—	2,600,080	(1)
Equity in earnings of OCHL	—	—	(278,962)	(278,962)
Changes in operating assets and liabilities:
(Increase)/Decrease in current assets	(40,789)	40,789	—	—	(1)
(Increase)/Decrease in prepaids	300,115	(35,047)	—	265,068	(1)
(Increase)/Decrease in note receivable – related party	38,757	62,588	—	101,345	(1)
Services payable – related party	138,882	27,778		166,660	(1)
Decrease/(Increase) in current liabilities, net	828,551	4,670	—	833,221	(1)
Net cash used in operating activities	(179,791)	(489,001)	(278,962)	(947,754)

Cash Flows from Investing Activities:
Purchases of fixed assets	(70,250)	64,928	—	(5,322)	(1)
Note receivable, related party	85,608	(580,358)	—	(494,750)	(1)
Net cash used in investing activities	15,358	(515,430)	—	(500,072)

Cash Flows from Financing Activities
Proceeds from notes payable, related party	445,185	179,815	—	625,000	(1)
Repayment of note payable	(500,000)	200,000	—	(300,000)	(1)
Proceeds from issuance of common stock	854,500	—	—	854,500
Dividends paid	(407,707)	407,707	—	—	(1)
Net cash provided by financing activities	391,978	787,522	—	1,179,500

Effect of exchange rate changes on cash	(91,802)	(91,802)	—	—	(1)

Net Increase/(Decrease) in cash	135,743	(216,909)	(278,962)	(268,326)

Cash, beginning of period	731,208			304,446	(1)

Cash, end of period	$867,951			$36,120

Notes:

(1)      To remove balances of previously consolidated investment

(2)      To reflect investment in KOKO under equity method